Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 41,867	$ 1,400	$ 44,986	$ 48,009
Adjustments to reconcile income before income tax to net cash provided by operating activities:
Depreciation	30,923	1,034	27,482	28,164
Amortization	4,253	142	4,386	3,766
Amortization of incremental costs of obtaining contracts	1,173	39	1,941	0
Expected credit loss (reversal of credit loss)	(125)	(4)	920	0
Provision for doubtful accounts	0	0	0	643
Interest expenses	104	3	18	22
Interest income	(251)	(8)	(197)	(205)
Dividend income	(296)	(10)	(396)	(328)
Compensation cost of share-based payment transactions	2	0	17	22
Share of profits of associates and joint ventures accounted for using equity method	(459)	(15)	(509)	(419)
Loss (gain) on disposal of property, plant and equipment	38	1	(142)	107
Property, plant and equipment transferred to expenses	0	0	0	3
Loss on disposal of intangible assets	0	0	0	0
Gain on disposal of financial instruments	(4)	0	(6)	(3)
Gain on disposal of investments accounted for using equity method	(151)	(5)	0	0
Provision for inventory and obsolescence	475	16	365	52
Impairment loss on property, plant and equipment	93	4	0	0
Reversal of impairment loss on investment properties	(57)	(2)	(19)	(11)
Impairment loss on intangible assets	9	0	51	9
Impairment loss on other assets	44	1	0	0
Valuation loss (gain) on financial assets and liabilities at fair value through profit or loss, net	38	1	21	(1)
Others	(26)	(2)	(17)	83
Changes in operating assets and liabilities:
Financial assets mandatorily measured at fair value through profit or loss	0	0	63	0
Contract assets	173	6	2,751	0
Trade notes and accounts receivable	4,039	135	1,354	(1,191)
Receivables from related parties	7	0	25	(36)
Inventories	(2,698)	(90)	(6,778)	(1,469)
Prepayments	115	4	418	458
Other current monetary assets	(155)	(5)	(173)	(81)
Other current assets	146	5	(261)	(61)
Incremental cost of obtaining a contract	(781)	(26)	(802)	0
Contract liabilities	6,701	224	2,653	0
Trade notes and accounts payable	(5,152)	(172)	1,065	587
Payables to related parties	(264)	(9)	234	(78)
Other payables	697	23	(1,089)	(691)
Provisions	97	3	27	82
Advance receipts	0	0	0	(728)
Other operating liabilities	(159)	(5)	422	(76)
Deferred revenue	0	0	0	66
Net defined benefit plans	534	18	(1,535)	49
Cash generated from operations	80,950	2,706	77,275	76,744
Interest paid	(104)	(4)	(18)	(22)
Income tax paid	(8,419)	(281)	(10,891)	(5,790)
Net cash provided by operating activities	72,427	2,421	66,366	70,932
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(60)	(2)	(290)	0
Proceeds from return of financial assets at fair value through other comprehensive income	9	0	7	0
Acquisition of financial assets at fair value through profit or loss	(443)	(15)	0	0
Proceeds from disposal of financial assets at fair value through profit or loss	146	5	0	0
Acquisition of available-for-sale financial assets	0	0	0	(400)
Proceeds from disposal of available-for-sale financial assets	0	0	0	9
Proceeds from capital reduction of available-for-sale financial assets	0	0	0	12
Acquisition of time deposits and negotiable certificates of deposit with maturities of more than three months	(14,381)	(481)	(9,720)	(6,231)
Acquisition of repurchase agreement collateralized by bonds with maturities of more than three months	(15)	(1)	0	0
Proceeds from disposal of time deposits and negotiable certificates of deposit with maturities of more than three months	16,520	552	5,655	5,650
Proceeds from disposal of held-to-maturity financial assets	0	0	0	2,140
Acquisition of investments accounted for using equity method	(4,190)	(140)	(205)	0
Proceeds from disposal of investments accounted for using equity method	32	1	3	0
Proceeds from capital reduction of investments accounted for using equity method	0	0	19	0
Acquisition of property, plant and equipment	(24,166)	(807)	(28,550)	(26,875)
Proceeds from disposal of property, plant and equipment	48	2	264	159
Acquisition of intangible assets	(363)	(12)	(498)	(11,305)
Acquisition of investment properties	(1)	0	(6)	0
Increase in other noncurrent assets	(1,122)	(38)	(80)	(788)
Interest received	257	9	187	233
Cash dividends received	602	20	600	675
Net cash used in investing activities	(27,127)	(907)	(32,614)	(36,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	575	19	360	6,952
Repayment of short-term loans	(585)	(20)	(330)	(7,020)
Increase (decrease) in customers’ deposits	8	0	31	(111)
Payments for the principal of lease liabilities	(3,728)	(124)	0	0
Increase (decrease) in other noncurrent liabilities	233	8	84	(37)
Cash dividends paid	(34,746)	(1,162)	(37,205)	(38,336)
Partial disposal of interests in subsidiaries without losing control	0	0	1,175	106
Cash dividends distributed to noncontrolling interests	(710)	(24)	(958)	(942)
Change in other noncontrolling interests	18	1	1,806	2,777
Unclaimed dividend	1	0	2	3
Net cash used in financing activities	(38,934)	(1,302)	(35,035)	(36,608)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	39	2	103	122
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,405	214	(1,180)	(2,275)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	27,645	924	28,825	31,100
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 34,050	$ 1,138	$ 27,645	$ 28,825